Expense Example - Overlay Shares Nasdaq 100 Income ETF - Overlay Shares Nasdaq 100 Income ETF Class	Oct. 21, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 99
Expense Example, with Redemption, 5 Years	$ 309